Stockholders' Equity (Details) - USD ($)			12 Months Ended
	Dec. 01, 2023	Jun. 01, 2023	Dec. 31, 2024	Dec. 31, 2023
Stockholders’ Equity [Line Items]
Shares issued		1,800,000
Common stock per share (in Dollars per share)			$ 0.001	$ 0.001
Proceeds from issuance of common shares (in Dollars)		$ 300,000
Capital contribution (in Dollars)	$ 300,000
Authorized shares			100,000,000	100,000,000
Common stock, shares issued			14,505,000	13,500,000
Common stock, shares outstanding			14,505,000	13,500,000
Investors shares	1,800,000
Preferred shares authorized			1,000,000	1,000,000
Preferred shares par value (in Dollars per share)			$ 0.001	$ 0.001
Preferred shares issued
Total proceeds (in Dollars)			$ 980,000
Common Stock [Member]
Stockholders’ Equity [Line Items]
Shares issued			1,005,000
Common stock per share (in Dollars per share)	$ 0.001	$ 0.001
Authorized shares	100,000,000
Common stock, shares issued	13,500,000
Common stock, shares outstanding	13,500,000
Minimum [Member]
Stockholders’ Equity [Line Items]
Common stock per share (in Dollars per share)			$ 0.5
Maximum [Member]
Stockholders’ Equity [Line Items]
Common stock per share (in Dollars per share)			$ 1